Summary of Significant Accounting Policies (Components of Fixed Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,538	$ 2,408
Less-accumulated depreciation and amortization	(1,826)	(1,683)
Property, plant and equipment, net	712	725	$ 773
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,179	1,113
Land and Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	385	389
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 974	$ 906
Minimum | Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Minimum | Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Maximum | Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Maximum | Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years